Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits
Schedule of maturity profile of the bank's deposits, excluding interest payable
The maturity profile of the Bank’s deposits, excluding interest payable, is as follows:

	December 31,
	2022	2021
Demand	233,757	362,356
Up to 1 month	999,043	842,472
From 1 month to 3 months	969,960	926,902
From 3 month to 6 months	385,972	641,526
From 6 month to 1 year	554,402	233,081
From 1 year to 2 years	31,287	29,891
From 2 years to 5 years	16,295	—
Total	3,190,716	3,036,228

Schedule of additional information regarding the bank's deposits
The following table presents additional information regarding the Bank’s deposits:

	December 31,
	2022	2021
Aggregate amount of $100,000 or more	3,190,376	3,035,906
Aggregate amount of deposits in the New York Agency	526,474	515,852

	December 31,
	2022	2021	2020
Interest expense on deposits made in the New York Agency	12,334	3,852	5,035